Related party disclosures (Tables)	12 Months Ended
Sep. 30, 2021
Related party disclosures
Schedule of remuneration of KMP

Total remuneration[1] of the KMP was:

		Post	Other long-
	Short-term	employment	term	Termination	Share-based
$	benefits	benefits	benefits	benefits	payments	Total
Consolidated
2021	28,469,165	730,700	(29,003)	3,101,006	10,832,584	43,104,452
2020	22,506,249	967,898	657,375	1,176,487	2,654,510	27,962,519
Parent Entity
2021	27,108,174	607,503	(29,003)	2,421,267	9,631,777	39,739,718
2020	21,513,543	873,350	657,375	1,176,487	2,147,884	26,368,639

1.	Comparative amounts have been revised to align to current year presentation. The revisions primarily relate to changes in interpretation as to the appropriate period over which to expense the fair value of certain grants and to the appropriate grant date on which to value grants where there is an opt-out period.

Schedule of loans provided and interest charged to KMP and their related parties

	Interest		Number of
	payable for	Closing loan	KMP with
$	the year	balance	loans
2021	403,893	28,924,924	12
2020	549,257	15,779,157	8

Schedule of options and share rights held by key management personnel, including their related parties

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance share rights and unhurdled share rights held at 30 September 2021 by the CEO and other key management personnel (including their related parties):

		Number of
	Latest Date of Exercise	Share Rights
Managing Director and Chief Executive Officer
Peter King	Ranges from 1 October 2032 to 1 October 2035	460,630
Group Executives
Scott Collary	1 October 2035	120,614
Chris De Bruin	1 October 2035	100,676
Carolyn McCann	Ranges from 1 October 2032 to 1 October 2035	174,136
Anthony Miller	1 October 2035	120,492
Christine Parker	Ranges from 1 October 2032 to 1 October 2035	280,816
Simon Power	Ranges from 1 October 2032 to 1 October 2035	38,122
Michael Rowland	1 October 2035	99,415
David Stephen	Ranges from 1 October 2032 to 1 October 2035	514,052
Les Vance	Ranges from 2 April 2035 to 1 October 2035	98,441
Jason Yetton	Ranges from 2 April 2035 to 1 October 2035	180,201
Former Group Executive
Richard Burton	n/a	-
Guil Lima	1 October 2034	179,017
David McLean	Ranges from 1 October 2022 to 1 October 2035	422,413
Gary Thursby	Ranges from 1 October 2032 to 1 October 2034	191,760
Alastair Welsh	n/a	-
Curt Zuber	n/a	-